Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,178,000
Previously Paid Amount	0.00
Total Fee Amount	798.49
Total Offset Amount	0.00
Net Fee	798.49
Narrative - Max Aggregate Offering Price	$ 9,178,000
Final Prospectus	true